WARRANTS (Details) - Schedule of Warrant Valuation (Ruby Development Co September 27, 2010 [Member], USD $)	12 Months Ended
Dec. 31, 2011
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.015
Exercise Price of Warrants (in Dollars per Share)	$ 0.02
Term of Warrants (years)	2 years 94 days
Computed Volatility	440.00%
Annual Dividends	0.00%
Discount Rate	0.44%
Ruby Developement Company [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.015
Exercise Price of Warrants (in Dollars per Share)	$ 0.02
Term of Warrants (years)	2 years 94 days
Computed Volatility	440.00%
Annual Dividends	0.00%
Discount Rate	0.44%